PUBLIC OFFERING AND DEFERRED OFFERING COSTS (Tables)	9 Months Ended
Apr. 30, 2024
Public Offering And Deferred Offering Costs
Schedule of deferred offering costs relating to the public offering

Cash advance to Prime	$50,000
Attorneys fees	170,000
Accountant fees	25,000
Total	$245,000